Total
BNY Mellon Income Stock Fund
Fund Summary BNY Mellon Income Stock Fund
Investment Objective
The fund seeks total return (consisting of capital appreciation and income).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Income Stock Fund	Class M Shares	Investor Shares
Investment advisory fees	0.65%	0.65%
Shareholder services fees	none	0.25%
Administration fees	0.13%	0.13%
Miscellaneous other expenses	0.05%	0.05%
Total other expenses	0.18%	0.43%
Total annual fund operating expenses	0.83%	1.08%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Income Stock Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	85	265	460	1,025
Investor Shares	110	343	595	1,317

Expense Example No Redemption - BNY Mellon Income Stock Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	85	265	460	1,025
Investor Shares	110	343	595	1,317

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 83.04% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The fund's sub-adviser, Newton Investment Management North America, LLC (NIMNA), an affiliate of BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), chooses stocks for the fund through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund emphasizes those stocks with value characteristics, although it may also purchase growth stocks. The fund may invest in the stocks of companies of any market capitalization, although it focuses on large-cap companies. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow Jones U.S. Select Dividend™ Index (Dow Jones Index), an index of 100 U.S. company stocks selected by dividend yield. The fund's portfolio allocations, however, may differ from those of the Dow Jones Index. The fund invests principally in common stocks.

The fund typically sells a security when the buy rationale has changed. This might be because the target price has been reached or the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

● Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

● Large-cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

● Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

● Market sector risk. To the extent the fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

● Dividend-paying stock risk. There is no guarantee that the issuers of the stocks held by the fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels of increase over time. The fund's focus on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company's track record of paying dividends or ability to pay dividends in the future.

● Management risk. The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Dow Jones Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%)Class M

Best Quarter Q4, 2020: 20.85% Worst Quarter Q1, 2020: -33.20% The year-to-date total return of the fund′s Class M shares as of September 30, 2022 was -9.17%.
Average Annual Total Returns as of 12/31/21
Average Annual Returns - BNY Mellon Income Stock Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares	30.73%	11.67%	13.31%
Investor Shares	30.26%	11.39%	13.02%
After Taxes on Distributions | Class M Shares	25.06%	8.92%	10.81%
After Taxes on Distributions and Sale of Fund Shares | Class M Shares	22.02%	8.76%	10.36%
Dow Jones Index reflects no deductions for fees, expenses or taxes	32.25%	11.02%	12.82%